Short-term and long-term borrowings (Tables)	9 Months Ended
Sep. 30, 2026
Borrowings [abstract]
Schedule of borrowings
The following table represents borrowings from DoubleU Games (in thousands):

	Interest rate	Maturity	September 30, 2026	December 31, 2025
Current portion of borrowings with related party (1)	4.60%	May 27, 2026	$—	$34,846
Long-term borrowings with related party	4.60%	May 27, 2028	$36,808	$—

(1) DoubleU Games extended three loans to us on May 25, 2018, August 27, 2018, and November 26, 2018 (collectively, the “4.6% Senior Notes”), and the aggregate outstanding principal amount as of December 31, 2025 was $34.8 million. The 4.6% Senior Notes were scheduled to mature in May 2026. In May 2026, following the payment of $3.1 million in accrued interest in accordance with the terms of the Senior Notes, the maturity of each 4.6% Senior Note was extended by two years to May 27, 2028, with respect to the remaining outstanding principal amount under the 4.6% Senior Notes.